Equity Income Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (97.1%)	Shares/ Par +	Value $ (000‘s)
Communication Services (4.9%)
AT&T, Inc.	106,362	2,873
Comcast Corp. - Class A	242,530	13,565
Fox Corp.	165,901	6,158
News Corp. - Class A	417,456	9,823
Verizon Communications, Inc.	24,014	1,297
The Walt Disney Co. *	42,316	7,158
Total		40,874

Consumer Discretionary (3.6%)
Kohl’s Corp.	109,583	5,160
Las Vegas Sands Corp. *	147,615	5,403
Mattel, Inc. *	266,453	4,945
The TJX Cos., Inc.	78,554	5,183
Volkswagen Group of America Finance LLC	395,742	8,944
Total		29,635

Consumer Staples (6.8%)
Altria Group, Inc.	62,089	2,826
Bunge, Ltd.	16,373	1,331
The Coca-Cola Co.	81,924	4,299
Conagra Brands, Inc.	277,977	9,415
Kimberly-Clark Corp.	81,733	10,825
Mondelez International, Inc.	8,400	489
Philip Morris International, Inc.	96,717	9,168
Tyson Foods, Inc. - Class A	193,369	15,265
Walmart, Inc.	21,712	3,026
Total		56,644

Energy (5.8%)
Chevron Corp.	13,800	1,400
EOG Resources, Inc.	117,291	9,415
Exxon Mobil Corp.	118,349	6,961
Halliburton Co.	118,700	2,566
Hess Corp.	8,200	641
Occidental Petroleum Corp.	55,186	1,632
Targa Resources Corp.	23,135	1,139
TC Energy Corp.	100,605	4,838
Total SA, ADR	411,226	19,710
Total		48,302

Financials (23.4%)
American International Group, Inc.	375,262	20,598
Bank of America Corp.	110,523	4,692

Common Stocks (97.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Bank of New York Mellon Corp.	56,000	2,903
The Charles Schwab Corp.	59,045	4,301
Chubb, Ltd.	87,634	15,203
Citizens Financial Group, Inc.	75,000	3,524
Equitable Holdings, Inc.	316,969	9,395
Fifth Third Bancorp	352,765	14,971
Franklin Resources, Inc.	49,228	1,463
The Goldman Sachs Group, Inc.	27,100	10,245
The Hartford Financial Services Group, Inc.	56,300	3,955
Huntington Bancshares, Inc.	522,900	8,084
JPMorgan Chase & Co.	36,969	6,051
Loews Corp.	246,902	13,315
Marsh & McLennan Cos., Inc.	12,684	1,921
MetLife, Inc.	260,343	16,071
Morgan Stanley	100,877	9,816
PNC Financial Services Group, Inc.	19,431	3,801
Raymond James Financial, Inc.	45,806	4,227
State Street Corp.	92,300	7,820
Wells Fargo & Co.	713,664	33,121
Total		195,477

Health Care (15.6%)
AbbVie, Inc.	123,692	13,343
Anthem, Inc.	44,554	16,610
AstraZeneca PLC, ADR	50,500	3,033
Becton Dickinson and Co.	54,491	13,395
Biogen, Inc. *	8,600	2,434
Cardinal Health, Inc.	63,200	3,126
Centene Corp. *	59,100	3,682
Cigna Corp.	37,884	7,583
CVS Health Corp.	116,785	9,910
Gilead Sciences, Inc.	37,877	2,646
GlaxoSmithKline PLC	49,831	940
Johnson & Johnson	62,324	10,065
Medtronic PLC	102,155	12,805
Merck & Co., Inc.	84,368	6,337
Organon & Co.	3,696	121
Pfizer, Inc.	193,655	8,329
Sanofi	140,506	6,774
UnitedHealth Group, Inc.	8,900	3,478

Common Stocks (97.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Zimmer Biomet Holdings, Inc.	39,900	5,840
Total		130,451

Industrials (11.3%)
3M Co.	9,500	1,666
The Boeing Co. *	38,500	8,468
Flowserve Corp.	23,281	807
General Electric Co.	232,639	23,969
L3Harris Technologies, Inc.	57,702	12,708
Nielsen Holdings PLC	259,640	4,982
PACCAR, Inc.	44,800	3,536
Siemens AG, ADR	65,914	5,414
Snap-on, Inc.	18,712	3,910
Southwest Airlines Co. *	48,600	2,500
Stericycle, Inc. *	102,023	6,935
United Parcel Service, Inc. - Class B	106,382	19,372
Total		94,267

Information Technology (8.5%)
Applied Materials, Inc.	65,783	8,468
Cisco Systems, Inc.	94,650	5,152
Citrix Systems, Inc.	69,240	7,434
Fiserv, Inc. *	23,200	2,517
Microsoft Corp.	44,591	12,571
NXP Semiconductors NV	17,686	3,464
QUALCOMM, Inc.	147,881	19,074
TE Connectivity, Ltd.	18,200	2,498
Texas Instruments, Inc.	50,030	9,616
Total		70,794

Materials (5.5%)
Akzo Nobel NV, ADR	76,191	2,766
CF Industries Holdings, Inc.	282,614	15,776
DuPont de Nemours, Inc.	49,764	3,383
International Flavors & Fragrances, Inc.	62,203	8,318
International Paper Co.	263,080	14,711
PPG Industries, Inc.	8,207	1,174
Total		46,128

Real Estate (4.3%)
Equity Residential	151,784	12,282
Rayonier, Inc.	175,509	6,262
Vornado Realty Trust	22,600	950
Welltower, Inc.	32,765	2,700

Equity Income Portfolio

Common Stocks (97.1%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Weyerhaeuser Co.	376,714	13,400
Total		35,594

Utilities (7.4%)
Ameren Corp.	62,500	5,062
Dominion Resources, Inc.	83,900	6,126
Edison International	23,876	1,324
Entergy Corp.	21,000	2,086
NextEra Energy, Inc.	56,655	4,449
NiSource, Inc.	365,314	8,852
Sempra Energy	108,225	13,690
The Southern Co.	322,328	19,975
Total		61,564

Total Common Stocks (Cost: $613,790)		809,730

Preferred Stocks (0.3%)
Utilities (0.3%)
NiSource, Inc., 7.750%,	23,878	2,470
Total		2,470

Total Preferred Stocks (Cost: $2,388)		2,470

Convertible Preferred Stocks (1.1%)
Health Care (0.4%)
Becton Dickinson and Co., 6.000%, 6/1/23	59,093	3,190
Total		3,190

Utilities (0.7%)
NextEra Energy, Inc., 5.279%, 3/1/23	49,295	2,512
The Southern Co., 6.750%, 8/1/22	66,083	3,371
Total		5,883

Total Convertible Preferred Stocks (Cost: $8,653)		9,073

Short-Term Investments (1.4%)	Shares/ Par +	Value $ (000‘s)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	11,402,048	11,402
Total		11,402

Total Short-Term Investments (Cost: $11,402)		11,402

Total Investments (99.9%) (Cost: $636,233)@		832,675

Other Assets, Less Liabilities (0.1%)		988

Net Assets (100.0%)		833,663

Equity Income Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $636,233 and the net unrealized appreciation of investments based on that cost was $196,442 which is comprised of $212,073 aggregate gross unrealized appreciation and $15,631 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Preferred Stocks	$2,470	$—	$—
Common Stocks
Health Care	129,511	940	—
All Others	679,279	—	—
Convertible Preferred Stocks	9,073	—	—
Short-Term Investments	11,402	—	—

Total Assets:	$831,735	$940	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand